TrueShares ESG Active Opportunities ETF
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Apparel - 1.8%
NIKE, Inc. - Class B	1,143	$153,802

Auto Manufacturers - 5.4%
Tesla, Inc. (a)	431	464,446

Banks - 3.3%
JPMorgan Chase & Co.	1,026	139,864
Truist Financial Corp.	2,514	142,544
		282,408
Beverages - 1.4%
PepsiCo, Inc.	720	120,514

Biotechnology - 1.1%
Amgen, Inc.	207	50,057
Gilead Sciences, Inc.	676	40,188
		90,245
Chemicals - 1.8%
International Flavors & Fragrances, Inc.	1,197	157,202

Commercial Services - 4.4%
Block, Inc. (a)	920	124,752
Moody's Corp.	215	72,543
PayPal Holdings, Inc. (a)	635	73,438
S&P Global, Inc.	261	107,057
		377,790
Computers - 3.2%
Apple, Inc.	1,555	271,519

Cosmetics & Personal Care - 0.7%
Colgate-Palmolive Co.	801	60,740

Distribution & Wholesale - 2.7%
WW Grainger, Inc.	446	230,042

Diversified Financial Services - 5.9%
American Express Co.	1,296	242,352
BlackRock, Inc.	153	116,918
Mastercard, Inc. - Class A	405	144,739
		504,009
Electric - 1.0%
Eversource Energy	936	82,546

Energy, Alternate Sources - 3.6%
Enphase Energy, Inc. (a)	1,530	308,723

Food - 2.9%
Beyond Meat, Inc. (a)	665	32,126
Sysco Corp.	2,688	219,475
		251,601
Healthcare Products - 3.7%
Abbott Laboratories	1,432	169,491
Thermo Fisher Scientific, Inc.	249	147,072
		316,563
Healthcare Services - 1.5%
UnitedHealth Group, Inc.	246	125,453

Insurance - 2.0%
The Allstate Corp.	1,253	173,553

Internet - 11.0%
Alphabet, Inc. - Class A (a)	105	292,041
Amazon.com, Inc. (a)	58	189,076
Booking Holdings, Inc. (a)	62	145,604
Netflix, Inc. (a)	171	64,055
Spotify Technology SA (a)(b)	187	28,241
Twitter, Inc. (a)	2,710	104,850
Uber Technologies, Inc. (a)	3,423	122,133
		946,000
Machinery Diversified - 3.0%
Rockwell Automation, Inc.	921	257,908

Media - 1.9%
The Walt Disney Co. (a)	1,211	166,101

Miscellaneous Manufacturing - 1.3%
Illinois Tool Works, Inc.	529	110,773

Pharmaceuticals - 5.3%
AbbVie, Inc.	848	137,469
AmerisourceBergen Corp.	1,231	190,449
Cardinal Health, Inc.	573	32,489
Johnson & Johnson	297	52,637
Merck & Co., Inc.	505	41,435
		454,479
Retail - 7.0%
Costco Wholesale Corp.	430	247,616
Starbucks Corp.	1,422	129,359
Target Corp.	274	58,148
The Home Depot, Inc.	263	78,724
Tractor Supply Co.	378	88,214
		602,061
Semiconductors - 7.4%
Advanced Micro Devices, Inc. (a)	1,058	115,682
Lam Research Corp.	218	117,199
NVIDIA Corp.	1,080	294,689
QUALCOMM, Inc.	738	112,781
		640,351
Software - 9.3%
Adobe, Inc. (a)	273	124,384
Electronic Arts, Inc.	742	93,870
Intuit, Inc.	207	99,534
Microsoft Corp.	986	303,993
MSCI, Inc.	298	149,858
Zoom Video Communications, Inc. - Class A (a)	274	32,121
		803,760
Telecommunications - 1.1%
Verizon Communications, Inc.	1,784	90,877

Transportation - 1.2%
Expeditors International of Washington, Inc.	1,041	107,390
TOTAL COMMON STOCKS (Cost $6,097,855)		8,150,856

REAL ESTATE INVESTMENT TRUSTS - 4.4%
AvalonBay Communities, Inc.	631	156,721
Prologis, Inc.	1,374	221,874
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $271,179)		378,595

MONEY MARKET FUNDS - 0.7%
First American Treasury Obligations Fund - Class X, 0.22 (c)	60,727	60,727
TOTAL MONEY MARKET FUNDS (Cost $60,727)		60,727

TOTAL INVESTMENTS (Cost $6,429,761)-100.0%		8,590,178
Other assets and liabilities, net - 0.0% (d)		2,258
TOTAL NET ASSETS - 100.0%		$8,592,436

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$8,150,856	$-	$-	$8,150,856
Real Estate Investment Trusts	378,595	-	-	378,595
Money Market Funds	60,727	-	-	60,727
Total Investments - Assets	$8,590,178	$-	$-	$8,590,178

*See Schedule of Investments for industry classifications.